Retirement Plans - Pension - Yorktown (Details) - USD ($) $ in Thousands	12 Months Ended						48 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Pension plan termination adjustment	$ 0	$ 0	$ 217
Amortization of net prior service cost	$ 215	$ 161	0
Yorktown Facility [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefits Paid			20	$ 5,700	$ 7,200	$ 12,800	$ 25,700
Defined Benefit Plan, Settlements, Benefit Obligation			1,800
Defined Benefit Plan, Actuarial Gain (Loss)			600
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Interest Cost			10
Defined Benefit Plan, Expected Return on Plan Assets			(3)
Defined Benefit Plan, Amortization of Gains (Losses)			(2)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements			0
Defined Benefit Plan, Net Periodic Benefit Cost			9
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax			563
Pension plan termination adjustment			(780)
Amortization of net prior service cost			(2)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax			$ 0	$ 219			$ 0
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			3.79%				3.79%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			0.00%				0.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			3.79%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			1.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			0.00%